Financing Expenses, Net	12 Months Ended
Dec. 31, 2025
Disclosure of financing income (expenses), net [Abstract]
Financing Expenses, Net
Note 22 – Financing Expenses, Net

	For the Year Ended December 31,
	2025	2024	2023
	$ Thousands

Interest income from bank deposits	46,205	32,024	36,754
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	-	-	6
Net change in exchange rates	-	10,563	700
Net change in fair value of derivative financial instruments	30	1,187	-
Net change in the fair value of financial assets held for trade and available for sale	350	-	422
Other income	2,761	3,160	1,479
Financing income	49,346	46,934	39,361

Interest expenses to banks and others	(70,026)	(85,661)	(52,306)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	-	-	(1,563)
Impairment loss on debt securities at FVOCI	(82)	(1,419)	(642)
Net change in exchange rates	(11,603)
Net change in fair value of derivative financial instruments	-	(8,608)	-
Early repayment fee	-	(13,192)	-
Other expenses	(5,074)	(6,367)	(11,822)
Financing expenses	(86,785)	(115,247)	(66,333)
Net financing expenses	(37,439)	(68,313)	(26,972)